Summary of significant accounting policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Numerator for basic and diluted earnings per shares
Net Income	$ 9,881	$ (4,681)	$ 20,318	$ 22,312
Denominator
Denominator for basic earnings per ordinary share - weighted average shares outstanding	24,801,132	24,242,315	24,347,620	20,677,067
Effect of dilutive warrants and earnout shares	3,313,119	0	3,390,059	37,208
Denominator for diluted earnings per ordinary share - weighted average shares outstanding	28,114,251	24,242,315	27,737,679	20,714,275
Basic earnings per ordinary share (in dollars per share)	$ 0.40	$ (0.20)	$ 0.83	$ 1.08
Diluted earnings per ordinary share (in dollars per share)	$ 0.35	$ (0.20)	$ 0.73	$ 1.08